CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2014
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

27. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Balance Sheets

	As of December 31,
	2013	2014	2014
	(As Restated)
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	1,038,947	2,490,838	401,450
Short-term investments	1,409,439	2,747,807	442,866
Licensed copyrights, net	12,102	19,729	3,180
Due from subsidiaries	1,193,761	3,936,317	634,419
Prepayments and other assets	3,358	2,165	349

Total current assets	3,657,607	9,196,856	1,482,264
Non-current assets:
Licensed copyrights, net	37,144	24,127	3,889
Intangible assets, net	826	796	128
Prepayments and other assets	578	102,364	16,498
Investments in subsidiaries	5,324,422	4,826,311	777,860

Total non-current assets	5,362,970	4,953,598	798,375

TOTAL ASSETS	9,020,577	14,150,454	2,280,639

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	20,288	51,192	8,251
Accrued expenses and other liabilities	15,496	5,546	894

Total current liabilities	35,784	56,738	9,145

Total liabilities	35,784	56,738	9,145

Shareholders’ equity:
Class A ordinary shares (US$0.00001 par value, 9,340,238,793 authorized, 2,356,529,401 and 3,123,742,699 issued as of December 31, 2013 and 2014, respectively, 2,356,529,401 and 2,834,270,299 outstanding as of December 31, 2013 and December 31, 2014, respectively)	154	201	32
Class B ordinary shares (US$0.00001 par value, 659,761,207 authorized, 659,561,893 and 645,691,903 issued and outstanding as of December 31, 2013 and 2014, respectively)	49	48	8
Additional paid-in capital	11,058,360	18,878,497	3,042,661
Treasury stock (at cost, nil and 289,472,400 as of December 31, 2013 and 2014, respectively)	—	(1,845,892)	(297,504)
Accumulated deficit	(1,830,986)	(2,668,512)	(430,086)
Accumulated other comprehensive loss	(242,784)	(270,626)	(43,617)

Total shareholders’ equity	8,984,793	14,093,716	2,271,494

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	9,020,577	14,150,454	2,280,639

Statements of Comprehensive Loss

		Years ended December 31
		2012	2013	2014	2014
	Notes	(As Restated)	(As Restated)
		RMB	RMB	RMB	US$
Net revenues		—	—	—	—

Cost of revenues		(66)	—	(346)	(56)

Gross loss		(66)	—	(346)	(56)
Operating expenses:
Product development		(37)	(7)	—	—
Sales and marketing		(330)	(1,023)	(463)	(75)
General and administrative		(34,396)	(7,536)	(7,008)	(1,129)

Total operating expenses		(34,763)	(8,566)	(7,471)	(1,204)

Loss from operations		(34,829)	(8,566)	(7,817)	(1,260)
Interest income		38,537	22,010	47,466	7,650
Interest expenses		(3,534)	(545)	—	—
Equity in losses of subsidiaries		(405,152)	(628,302)	(873,299)	(140,750)
Other income (loss), net		2,187	15,295	(3,876)	(624)

Loss before income taxes		(402,791)	(600,108)	(837,526)	(134,984)
Income tax expense		—	—	—	—

Net loss		(402,791)	(600,108)	(837,526)	(134,984)

Other comprehensive loss, net of tax of nil
Foreign currency translation adjustment		(6,762)	(83,171)	(27,842)	(4,487)
Comprehensive loss attributable to ordinary shareholders		(409,553)	(683,279)	(865,368)	(139,471)

Statements of Cash Flows

	Years ended December 31,
	2012	2013	2014	2014
	(As Restated)	(As Restated)
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net loss	(402,791)	(600,108)	(837,526)	(134,984)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Equity in losses of subsidiaries	405,152	628,302	873,299	140,750
Amortization of long-term debt discounts	1,928	313	—	—
Gain from remeasurement of previously held investment in acquired subsidiary (Note 6)	(3,344)	—	—	—
Other reconciling items	95	397	27	4
Foreign exchange loss (gain)	—	(15,295)	3,876	625
Changes in operating assets and liabilities:
Prepayments and other assets	(8,209)	(1,867)	(16,117)	(2,598)
Accrued expenses and other liabilities	1,990	10,367	(220)	(35)

Net cash provided by (used in) operating activities:	(5,179)	22,109	23,339	3,762
Cash flows from investing activities
Acquisition of licensed copyrights	(26,175)	(81,042)	(42,611)	(6,868)
Equity investment	(78,869)	—	—	—
Proceeds received from maturity of short-term investments	2,826,023	2,839,628	2,818,212	454,213
Short-term investments placed with financial institutions	(3,476,711)	(2,193,410)	(4,138,880)	(667,066)
Loan to subsidiaries	(338,665)	(408,320)	(2,742,556)	(442,020)

Net cash provided by (used in) investing activities	(1,094,397)	156,856	(4,105,835)	(661,741)

Cash flows from financing activities:
Exercise of employee stock options	22,485	101,435	28,426	4,581
Principal repayments on long-term debt	(11,145)	(7,677)	—	—
Repurchase of ADS	—	—	(1,845,892)	(297,504)
Proceeds from issuance of shares, net of issuance costs	—	—	7,379,744	1,189,399
Net cash provided by financing activities	11,340	93,758	5,562,278	896,476
Effect of exchange rate changes on cash and cash equivalents	(6,003)	(64,984)	(27,891)	(4,495)

Net increase (decrease) in cash and cash equivalents	(1,094,239)	207,739	1,451,891	234,002
Cash and cash equivalents at beginning of the year	1,925,447	831,208	1,038,947	167,448

Cash and cash equivalents at end of the year	831,208	1,038,947	2,490,838	401,450

Supplemental disclosures of cash flow information:
Non-cash consideration paid for business acquisitions	5,497,219	—	—	—

(a) Basis of presentation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries.

The Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the balance sheets as “Investment in subsidiaries” and share of their loss as “Equity in losses of subsidiaries” in the statements of comprehensive loss.

Each of the Company’s PRC subsidiaries has restrictions on its ability to pay dividends to the Company under PRC laws and regulations (Note 21). The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented, except for those disclosed in the consolidated financial statements (Note 18).